Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Callodine Equity Income Series (Class I)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class I
Trading Symbol	CEIIX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Callodine Equity Income Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 99,680,000
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$99.68M
Number of Holdings	26
Annual Portfolio Turnover	50%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, Short-Term Investment and Liabilities, Less Other Assets	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Callodine Equity Income Series (Class S)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class S
Trading Symbol	CEISX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Callodine Equity Income Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.20%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Net Assets	$ 99,680,000
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$99.68M
Number of Holdings	26
Annual Portfolio Turnover	50%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, Short-Term Investment and Liabilities, Less Other Assets	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Callodine Equity Income Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class Z
Trading Symbol	CEIZX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Callodine Equity Income Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.80%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 99,680,000
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$99.68M
Number of Holdings	26
Annual Portfolio Turnover	50%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, Short-Term Investment and Liabilities, Less Other Assets	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Core Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class I
Trading Symbol	EXCIX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Core Bond Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 709,440,000
Holdings Count | Holdings	185
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Core Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class S
Trading Symbol	EXCRX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Core Bond Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$35	0.70%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 709,440,000
Holdings Count | Holdings	185
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Core Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class W
Trading Symbol	MCBWX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Core Bond Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 709,440,000
Holdings Count | Holdings	185
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Core Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class Z
Trading Symbol	MCBZX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Core Bond Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$15	0.30%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 709,440,000
Holdings Count | Holdings	185
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Credit Series (Class W)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class W
Trading Symbol	MCDWX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Credit Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 298,720,000
Holdings Count | Holdings	141
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$298.72M
Number of Holdings	141
Annual Portfolio Turnover	21%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Diversified Tax Exempt Series (Class A)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class A
Trading Symbol	EXDVX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Diversified Tax Exempt Series Class A, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 243,300,000
Holdings Count | Holdings	146
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$243.3M
Number of Holdings	146
Annual Portfolio Turnover	6%

Holdings [Text Block]	Top Ten States (% of total investments)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Revenue Bonds	44.3
Obligation Bonds	44.6
Cash, Short-Term Investment and Liabilities, Less Other Assets	4.7
Exchange-Traded Fund	2.7
U.S. Treasury Bill	3.7

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Diversified Tax Exempt Series (Class W)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class W
Trading Symbol	MNDWX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Diversified Tax Exempt Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$6	0.12%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 243,300,000
Holdings Count | Holdings	146
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$243.3M
Number of Holdings	146
Annual Portfolio Turnover	6%

Holdings [Text Block]	Top Ten States (% of total investments)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Revenue Bonds	44.3
Obligation Bonds	44.6
Cash, Short-Term Investment and Liabilities, Less Other Assets	4.7
Exchange-Traded Fund	2.7
U.S. Treasury Bill	3.7

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

High Yield Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class I
Trading Symbol	MNHAX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 778,220,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

High Yield Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class S
Trading Symbol	MNHYX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$46	0.90%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 778,220,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

High Yield Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class W
Trading Symbol	MHYWX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 778,220,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

High Yield Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class Z
Trading Symbol	MHYZX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 778,220,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Real Estate Series (Class I)
Shareholder Report [Line Items]
Fund Name	Real Estate Series
Class Name	Class I
Trading Symbol	MNRIX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Real Estate Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.85%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 240,840,000
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Real Estate Series (Class S)
Shareholder Report [Line Items]
Fund Name	Real Estate Series
Class Name	Class S
Trading Symbol	MNREX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Real Estate Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 240,840,000
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Real Estate Series (Class W)
Shareholder Report [Line Items]
Fund Name	Real Estate Series
Class Name	Class W
Trading Symbol	MNRWX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Real Estate Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 240,840,000
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Real Estate Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Real Estate Series
Class Name	Class Z
Trading Symbol	MNRZX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Real Estate Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$34	0.70%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Net Assets	$ 240,840,000
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Unconstrained Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class I
Trading Symbol	MNCPX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Unconstrained Bond Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 830,730,000
Holdings Count | Holdings	197
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$830.73M
Number of Holdings	197
Annual Portfolio Turnover	18%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Unconstrained Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class S
Trading Symbol	EXCPX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Unconstrained Bond Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$38	0.75%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 830,730,000
Holdings Count | Holdings	197
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$830.73M
Number of Holdings	197
Annual Portfolio Turnover	18%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Unconstrained Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class W
Trading Symbol	MUBWX
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Unconstrained Bond Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 830,730,000
Holdings Count | Holdings	197
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$830.73M
Number of Holdings	197
Annual Portfolio Turnover	18%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.